Total Capital and Net Income Per Common Unit - Net Income Per Common Unit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Dividends, Preferred Stock, Cash	$ 25,100	$ 24,900	$ 25,600
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Paid	250,000	50,000
Common Stock [Member]
Class of Stock [Line Items]
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Paid	$ 250,000	$ 50,000